Summary of Significant Accounting Policies (Schedule of Accounts and Financing Receivables Net classified as Held for Sale) (Parenthetical) (Details) $ in Millions	Dec. 31, 2020 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Credit losses related to financing receivables	$ 6.4